As filed with the Securities and Exchange Commission on September 23, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2010

Date of reporting period:  July 31, 2010

Item 1. Schedule of Investments.

ActivePassive Large Cap Growth Fund
Schedule of Investments
July 31, 2010 (Unaudited)

		Fair
	Shares	Value
COMMON STOCKS - 41.71%
Accommodation and Food Services - 2.62%
Marriott International Inc.	8,142	$276,095
Yum! Brands, Inc.	7,770	320,901
		596,996
Arts, Entertainment, and Recreation - 1.28%
The Walt Disney Co.	8,636	290,947

Educational Services - 1.37%
Strayer Education, Inc.	1,302	311,699

Finance and Insurance - 6.26%
T. Rowe Price Group, Inc.	7,205	347,497
The Charles Schwab Corp.	18,945	280,197
SunTrust Banks, Inc.	14,465	375,367
Wells Fargo & Co.	15,256	423,049
		1,426,110
Information - 3.18%
Google Inc. (a)	426	206,546
Intuit Inc. (a)	9,131	362,957
Microsoft Corp.	5,956	153,724
		723,227
Manufacturing - 16.50%
Apple Inc. (a)	2,085	536,366
BorgWarner, Inc. (a)	7,374	323,424
Caterpillar Inc.	1,629	113,623
Cisco Systems Inc. (a)	17,111	394,751
Ecolab Inc.	6,154	300,992
Emerson Electric Co.	7,852	388,988
Illumina, Inc. (a)	3,680	164,974
Intuitive Surgical, Inc. (a)	1,094	359,237
Johnson Controls, Inc.	9,466	272,715
PACCAR Inc.	2,555	117,070
Praxair, Inc.	1,058	91,856
QUALCOMM Inc.	9,626	366,558
Teva Pharmaceutical Industries Ltd. - ADR (b)	6,720	328,272
		3,758,826
Mining - 2.41%
EOG Resources, Inc.	3,663	357,143
Vale SA - ADR (b)	6,898	191,764
		548,907
Professional, Scientific, and Technical Services - 2.78%
Jacobs Engineering Group Inc. (a)	2,724	99,617
priceline.com Inc. (a)	1,623	364,201
Salesforce.com, Inc. (a)	1,715	169,699
		633,517
Retail Trade - 1.79%
Amazon.com, Inc. (a)	3,459	407,781

		Fair
	Shares	Value
Transportation and Warehousing - 3.52%
Expeditors International of Washington, Inc.	9,961	$424,737
Union Pacific Corp.	5,037	376,113
		800,850
TOTAL COMMON STOCKS (Cost $8,675,908)		9,498,860

EXCHANGE-TRADED FUNDS - 51.80%
Vanguard Growth ETF	225,665	11,797,766
TOTAL EXCHANGE TRADED FUNDS (Cost $11,365,907)		11,797,766

SHORT-TERM INVESTMENTS - 7.12%
Investment Companies - 7.12%
Fidelity Institutional Money Market Portfolio, 0.24% (c)	1,621,531	1,621,531
TOTAL SHORT-TERM INVESTMENTS (Cost $1,621,531)		1,621,531
Total Investments (Cost $21,663,346) - 100.63%		22,918,157
Liabilities in Excess of Other Assets - (0.63)%		(144,265)
TOTAL NET ASSETS - 100.00%		$22,773,892

Footnotes

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Foreign Issued Security
(c)	Rate shown is the 7-day yield as of July 31, 2010.

The cost basis of investments for federal income tax purposes at July 31, 2010 was as follows*:

	Cost of investments	$21,754,255
	Gross unrealized appreciation	1,960,290
	Gross unrealized depreciation	(796,388)
	Net unrealized depreciation	$1,163,902

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the
Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the
Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Measurements at July 31, 2010 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 -	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of July 31, 2010 (Unaudited):

	Level 1	Level 2	Level 3	Total
Equity Securities	$9,498,860	$—	$—	$9,498,860
Exchange-Traded Funds	11,797,766	—	—	11,797,766
Short-Term Securities	1,621,531	—	—	1,621,531
Total Investments in Securities	22,918,157	—	—	22,918,157

ActivePassive Large Cap Value Fund
Schedule of Investments
July 31, 2010 (Unaudited)

		Fair
	Shares	Value
COMMON STOCKS - 42.26%
Finance and Insurance - 6.85%
The Allstate Corp.	5,098	$143,967
Bank of America Corp.	22,574	316,939
Bank of New York Mellon Corp.	10,800	270,756
Humana Inc. (a)	4,166	195,885
JPMorgan Chase & Co.	9,145	368,361
		1,295,908
Health Care and Social Assistance - 1.32%
Laboratory Corp. of America Holdings (a)	1,999	145,887
Quest Diagnostics, Inc.	2,223	104,459
		250,346
Information - 2.88%
AT&T, Inc.	6,043	156,755
Microsoft Corp.	9,671	249,608
Time Warner Cable Inc.	2,427	138,752
		545,115
Manufacturing - 18.12%
Altria Group, Inc.	11,373	252,026
Baxter International Inc.	2,393	104,742
Chevron Corp.	5,035	383,717
ConocoPhillips	5,103	281,788
Dell Inc. (a)	9,231	122,218
Dover Corp.	4,849	232,607
Emerson Electric Co.	3,801	188,302
Fortune Brands, Inc.	2,819	123,698
General Electric Co.	16,796	270,751
Honeywell International, Inc.	3,930	168,440
Ingersoll-Rand Co., Ltd. (b)	3,035	113,691
Intel Corp.	12,348	254,369
NIKE, Inc.	2,310	170,108
Philip Morris International Inc.	2,236	114,125
The Procter & Gamble Co.	4,500	275,220
United Technologies Corp.	3,047	216,642
Watson Pharmaceuticals, Inc. (a)	3,905	158,152
		3,430,596
Mining - 5.86%
Apache Corp.	4,159	397,517
Freeport-McMoRan Copper & Gold, Inc.	2,965	212,116
Marathon Oil Corp.	8,512	284,726
Transocean Ltd. (a)(b)	4,645	214,646
		1,109,005
Professional, Scientific, and Technical Services - 0.48%
Covance Inc. (a)	2,357	91,357

Retail Trade - 3.49%
AutoZone, Inc. (a)	1,301	275,253
Best Buy Co., Inc.	3,361	116,492
eBay Inc. (a)	5,314	111,116
Wal-Mart Stores, Inc.	3,090	158,177
		661,038

		Fair
	Shares	Value
Utilities - 2.15%
NextEra Energy, Inc.	3,593	$187,914
Public Service Enterprise Group, Inc.	6,672	219,509
		407,423
Wholesale Trade - 1.11%
AmerisourceBergen Corp.	7,011	210,120
TOTAL COMMON STOCKS (Cost $7,621,814)		8,000,908

CLOSED-END FUNDS - 0.29%
John Hancock Bank and Thrift Opportunity Fund	3,586	55,081
TOTAL CLOSED-END FUNDS (Cost $52,697)		55,081

EXCHANGE-TRADED FUNDS - 55.71%
Vanguard Value ETF	221,546	10,545,589
TOTAL EXCHANGE-TRADED FUNDS (Cost $10,566,251)		10,545,589

SHORT-TERM INVESTMENTS - 1.14%
Investment Companies - 1.14%
Fidelity Institutional Money Market Portfolio, 0.24% (c)	216,110	216,110
TOTAL SHORT-TERM INVESTMENTS (Cost $216,110)		216,110
Total Investments (Cost $18,456,872) - 99.40%		18,817,688
Other Assets in Excess of Liabilities - 0.60%		113,695
TOTAL NET ASSETS - 100.00%		$18,931,383

Footnotes

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Foreign Issued Security
(c)	Rate shown is the 7-day yield as of July 31, 2010.

The cost basis of investments for federal income tax purposes at July 31, 2010 was as follows*:

	Cost of investments	$18,635,929
	Gross unrealized appreciation	1,343,670
	Gross unrealized depreciation	(1,161,911)
	Net unrealized depreciation	$181,759

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the
Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the
Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Measurements at July 31, 2010 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 -	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of July 31, 2010 (Unaudited):

	Level 1	Level 2	Level 3	Total
Equity Securities	$8,000,908	$—	$—	$8,000,908
Closed-End Funds	55,081	—	—	55,081
Exchange-Traded Funds	10,545,589	—	—	10,545,589
Short-Term Securities	216,110	—	—	216,110
Total Investments in Securities	18,817,688	—	—	18,817,688

ActivePassive Small/Mid Cap Growth Fund
Schedule of Investments
July 31, 2010 (Unaudited)

		Fair
	Shares	Value
COMMON STOCKS - 51.32%
Accommodation and Food Services - 1.51%
BJ's Restaurants Inc. (a)	8,406	$214,353
Choice Hotels International, Inc.	2,189	72,259
		286,612
Administrative, Support, Waste Management and Remediation Services - 1.90%
The Geo Group Inc. (a)	8,515	183,754
Waste Connections, Inc. (a)	4,680	178,636
		362,390
Arts, Entertainment, and Recreation - 1.36%
Bally Technologies Inc. (a)	5,018	162,081
Pinnacle Entertainment, Inc. (a)	8,945	97,053
		259,134
Finance and Insurance - 2.86%
Cash America International, Inc.	6,307	211,284
Centene Corp. (a)	5,352	114,051
Duff & Phelps Corp.	5,075	55,013
First Commonwealth Financial Corp.	4,213	22,329
MGIC Investment Corp. (a)	6,929	59,520
optionsXpress Holdings Inc. (a)	3,403	53,087
UMB Financial Corp.	775	29,156
		544,440
Health Care and Social Assistance - 0.93%
Genoptix, Inc. (a)	3,188	55,089
Lincare Holdings Inc.	5,120	121,651
		176,740
Information - 6.15%
ANSYS, Inc. (a)	4,461	200,522
ArcSight, Inc. (a)	3,283	82,108
Informatica Corp. (a)	7,208	217,177
Rovi Corp. (a)	7,265	323,292
SuccessFactors, Inc. (a)	4,803	97,549
TIBCO Software Inc. (a)	15,235	206,587
Vital Images, Inc. (a)	2,947	43,291
		1,170,526

		Fair
	Shares	Value
Manufacturing - 24.78%
American Medical Systems Holdings, Inc. (a)	9,262	$207,098
ArvinMeritor, Inc. (a)	9,993	163,985
BioMarin Pharmaceutical Inc. (a)	3,781	82,615
Bruker Corp. (a)	4,172	54,945
Coherent, Inc. (a)	4,367	161,666
Coinstar, Inc. (a)	3,142	142,961
Cutera, Inc. (a)	2,223	17,384
Dean Foods Co. (a)	8,506	97,479
DTS, Inc. (a)	4,914	175,528
EMS Technologies, Inc. (a)	7,545	125,549
FormFactor, Inc. (a)	3,657	35,400
GrafTech International Ltd. (a)	12,681	198,838
Huntsman Corp.	23,671	247,835
Lufkin Industries, Inc.	6,725	276,465
NBTY, Inc. (a)	3,659	197,184
Netezza Corp. (a)	7,401	114,715
Northwest Pipe Co. (a)	4,283	77,822
ON Semiconductor Corp. (a)	21,726	146,650
Onyx Pharmaceuticals, Inc. (a)	2,557	66,482
OYO Geospace Corp. (a)	3,448	184,537
Regal-Beloit Corp.	2,755	167,587
Regeneron Pharmaceuticals, Inc. (a)	3,250	78,617
Rubicon Technology, Inc. (a)	3,986	120,577
Salix Pharmaceuticals, Ltd. (a)	1,334	56,575
Seattle Genetics, Inc. (a)	3,119	37,989
Shuffle Master, Inc. (a)	16,345	143,673
Steven Madden, Ltd. (a)	3,028	116,972
Teradyne, Inc. (a)	7,769	83,594
Tesla Motors, Inc. (a)	2,739	54,616
Thoratec Corp. (a)	7,592	279,234
Titanium Metals Corp. (a)	5,327	117,940
Triumph Group, Inc.	1,412	107,171
Universal Electronics Inc. (a)	7,722	135,598
Varian Semiconductor Equipment Associates, Inc. (a)	4,345	122,790
Veeco Instruments Inc. (a)	3,092	133,884
VeriFone Holdings, Inc. (a)	160	3,501
WABCO Holdings Inc. (a)	4,752	183,807
		4,719,263
Mining - 0.92%
Brigham Exploration Company (a)	2,982	51,469
Oasis Petroleum Inc. (a)	7,245	124,614
		176,083
Professional, Scientific, and Technical Services - 5.43%
Eclipsys Corp. (a)	12,325	242,926
FTI Consulting, Inc. (a)	1,423	50,303
ICON PLC. - ADR (a)(b)	5,120	120,832
MedAssets Inc. (a)	6,125	143,386
Monster Worldwide, Inc. (a)	6,157	84,474
Quality Systems, Inc.	3,249	178,435
Radiant Systems, Inc. (a)	4,002	56,868
Riverbed Technology, Inc. (a)	4,250	157,633
		1,034,857
Retail Trade - 3.46%
Chico's FAS, Inc.	7,846	73,517
Genesco Inc. (a)	9,338	254,834
Sotheby's	4,263	115,655
Vitamin Shoppe, Inc. (a)	7,897	215,746
		659,752

		Fair
	Shares	Value
Transportation and Warehousing - 0.79%
Landstar System, Inc.	3,724	$150,971

Wholesale Trade - 1.23%
American Axle & Manufacturing Holdings, Inc. (a)	14,392	133,990
Herbalife Ltd. (b)	2,016	100,074
		234,064
TOTAL COMMON STOCKS (Cost $9,104,609)		9,774,832

EXCHANGE-TRADED FUNDS - 46.24%
iShares Russell 2000 Growth Index Fund	49,829	3,527,893
iShares Russell 2000 Value Index Fund	51,211	3,111,580
iShares Russell Midcap Growth Index Fund	27,855	1,297,765
iShares Russell Midcap Value Index Fund	22,302	869,778
TOTAL EXCHANGE-TRADED FUNDS (Cost $7,380,847)		8,807,016

TRUSTS - 0.44%
Redwood Trust, Inc.	5,338	83,540
TOTAL TRUSTS (Cost $76,590)		83,540

SHORT-TERM INVESTMENTS - 1.27%
Investment Companies - 1.27%
Fidelity Institutional Money Market Portfolio, 0.24% (c)	242,864	242,864
TOTAL SHORT-TERM INVESTMENTS (Cost $242,864)		242,864
Total Investments (Cost $16,804,910) - 99.27%		18,908,252
Other Assets in Excess of Liabilities - 0.73%		139,298
TOTAL NET ASSETS - 100.00%		$19,047,550

Footnotes

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Foreign Issued Security
(c)	Rate shown is the 7-day yield as of July 31, 2010.

The cost basis of investments for federal income tax purposes at July 31, 2010 was as follows*:

	Cost of investments	$16,817,703
	Gross unrealized appreciation	2,457,657
	Gross unrealized depreciation	(367,108)
	Net unrealized depreciation	$2,090,549

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the
Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the
Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Measurements at July 31, 2010 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 -	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of July 31, 2010 (Unaudited):

	Level 1	Level 2	Level 3	Total
Equity Securities	$9,774,832	$—	$—	$9,774,832
Exchange-Traded Funds	8,807,016	—	—	8,807,016
Trusts	83,540	—	—	83,540
Short-Term Securities	242,864	—	—	242,864
Total Investments in Securities	18,908,252	—	—	18,908,252

ActivePassive Small/Mid Cap Value Fund
Schedule of Investments
July 31, 2010 (Unaudited)

		Fair
	Shares	Value
SHORT-TERM INVESTMENTS - 31.79%
Investment Companies - 31.79%
Fidelity Institutional Money Market Portfolio, 0.24% (a)	84,797	$84,797
TOTAL SHORT-TERM INVESTMENTS (Cost $84,797)		84,797
Total Investments (Cost $84,797) - 31.79%		84,797
Other Assets in Excess of Liabilities - 68.21%		181,963
TOTAL NET ASSETS - 100.00%		$266,760

Footnotes

Percentages are stated as a percent of net assets.

(a)	Rate shown is the 7-day yield as of July 31, 2010.

The cost basis of investments for federal income tax purposes at July 31, 2010 was as follows*:

	Cost of investments	$84,797
	Gross unrealized appreciation	—
	Gross unrealized depreciation	—
	Net unrealized depreciation	$—

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the
Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the
Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Measurements at July 31, 2010 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 -	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of July 31, 2010 (Unaudited):

	Level 1	Level 2	Level 3	Total
Short-Term Securities	$84,797	$—	$—	$84,797
Total Investments in Securities	84,797	—	—	84,797

ActivePassive International Equity Fund
Schedule of Investments
July 31, 2010 (Unaudited)

		Fair
	Shares	Value
COMMON STOCKS - 43.38%
Australia - 2.59%
BHP Billiton Ltd. (b)	4,683	$169,977
Cochlear Ltd. (b)	1,979	126,545
CSL Ltd. (b)	2,905	87,097
QBE Insurance Group Ltd. (b)	4,419	66,764
Woolworths Ltd. (b)	2,658	62,017
		512,400
Belgium - 0.81%
Anheuser-Busch InBev NV (b)	3,025	160,185

Bermuda - 0.93%
Esprit Holdings Ltd. (b)	10,503	65,916
Li & Fung Ltd. (b)	14,000	64,165
VimpelCom Ltd. - ADR (a)(b)	3,352	54,671
		184,752
Brazil - 0.46%
Petroleo Brasileiro SA - ADR (b)	2,849	90,741

Canada - 2.90%
Bombardier Inc. (b)	13,609	61,688
Canadian National Railway Co. (b)	751	47,242
Canadian Natural Resources Ltd. (b)	2,277	78,406
Cenovus Energy Inc. (b)	2,878	81,045
EnCana Corp. (b)	2,154	65,853
Fairfax Financial Holding Ltd. (b)	206	82,055
Suncor Energy, Inc. (b)	2,656	87,556
Talisman Energy Inc. (b)	4,104	70,060
		573,905
China - 0.62%
Industrial & Commercial Bank of China Ltd. (b)	161,000	122,913

Denmark - 0.74%
Novo Nordisk A/S (b)	1,704	145,754

France - 1.65%
Axa (b)	3,425	63,133
Danone SA (b)	1,595	89,460
Eutelsat Communications (b)	1,768	65,306
Total SA (b)	2,165	109,213
		327,112
Germany - 3.37%
Adidas AG (b)	2,097	113,572
Bayer AG (b)	2,231	128,257
Bayerische Motoren Werke AG (b)	2,955	159,077
Fresenius Medical Care AG & Co. (b)	1,634	89,656
Puma AG Rudolf Dassler Sport (b)	374	109,295
SAP AG (b)	1,472	67,215
		667,072
Hong Kong - 0.53%
Hutchison Whampoa Ltd. (b)	16,000	105,671

		Fair
	Shares	Value
India - 0.68%
Infosys Technologies Ltd. - ADR (b)	2,217	$134,084

Israel - 1.04%
Teva Pharmaceutical Industries Ltd. - ADR (b)	4,221	206,196

Italy - 0.87%
Finmeccanica SpA (b)	6,805	74,757
UniCredit SpA (b)	35,030	98,146
		172,903
Japan - 3.68%
DENSO Corp. (b)	2,600	74,544
FANUC Ltd. (b)	1,300	153,632
HOYA Corp. (b)	3,500	83,292
Keyence Corp. (b)	330	76,011
Komatsu Ltd. (b)	3,200	67,263
NIDEC Corp. (b)	2,000	187,742
Toyota Motor Corp. (b)	2,400	84,727
		727,211
Jersey - 1.86%
Informa PLC (b)	14,871	91,566
Shire PLC (b)	8,250	188,356
WPP PLC (b)	8,189	87,057
		366,979
Mexico - 1.46%
America Movil SAB de C.V. - ADR (b)	3,592	178,199
Fomento Economico Mexicano, S.A.B. de C.V. - ADR (b)	573	27,894
Grupo Televisa SA - ADR (b)	4,357	82,783
		288,876
Netherlands - 2.07%
Koninklijke Ahold NV (b)	8,066	103,536
Koninklijke KPN NV (b)	6,809	94,765
TNT NV (b)	3,903	116,474
Unilever NV (b)	3,248	95,552
		410,327
Norway - 0.24%
Petroleum Geo-Services ASA (a)(b)	5,177	46,440

Philippines - 0.54%
Philippine Long Distance Telephone Co. (b)	2,000	106,257

Russia - 0.50%
Gazprom - ADR (a)(b)	4,589	99,122

Singapore - 1.51%
Keppel Corp. Ltd. (b)	20,000	137,373
United Overseas Bank Ltd. (b)	11,000	160,656
		298,029
South Korea - 1.18%
Hyundai Mobis (b)	955	165,076
NHN Corp. (a)(b)	442	68,743
		233,819
Spain - 0.27%
Telefonica SA (b)	2,333	52,961

		Fair
	Shares	Value
Switzerland - 3.33%
Julius Baer Group Ltd. (b)	2,171	$75,965
Nestle SA (b)	3,830	189,349
Novartis AG (b)	1,844	89,483
Roche Holding AG (b)	1,498	194,854
Syngenta AG (b)	494	109,072
		658,723
Taiwan - 1.11%
Hon Hai Precision Industry Co., Ltd. (b)	21,000	84,541
MediaTek Inc. (b)	1,008	13,637
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR (b)	11,954	120,735
		218,913
Turkey - 0.46%
Akbank TAS (b)	16,310	90,357

United Kingdom - 7.98%
BG Group PLC (b)	6,856	109,894
British American Tobacco PLC (b)	3,549	122,182
Centrica PLC (b)	28,165	134,309
Compass Group PLC (b)	19,259	160,167
Imperial Tobacco Group PLC (b)	6,412	181,507
International Power PLC (b)	25,837	145,140
Kingfisher PLC (b)	16,715	56,469
Next PLC (b)	2,535	85,522
Reckitt Benckiser Group PLC (b)	3,536	173,390
Reed Elsevier PLC (b)	12,000	103,940
Smith & Nephew PLC (b)	4,481	38,989
Tesco PLC (b)	21,940	134,489
Vodafone Group PLC (b)	57,024	133,100
		1,579,098
TOTAL COMMON STOCKS (Cost $7,908,493)		8,580,800

PREFERRED STOCKS - 0.71%
Brazil - 0.71%
Banco Bradesco SA - ADR (b)	7,531	140,303
TOTAL PREFERRED STOCKS (Cost $119,939)		140,303

CLOSED-END FUNDS - 0.29%
India Fund, Inc.	1,801	57,074
TOTAL CLOSED-END FUNDS (Cost $34,295)		57,074

OPEN-END FUNDS - 51.78%
Fidelity Spartan International Index Fund	321,896	10,242,729
TOTAL OPEN-END FUNDS (Cost $8,503,160)		10,242,729

SHORT-TERM INVESTMENTS - 3.12%
Investment Companies - 3.12%
Fidelity Institutional Money Market Portfolio, 0.24% (c)	616,988	616,988
TOTAL SHORT-TERM INVESTMENTS (Cost $616,988)		616,988
Total Investments (Cost $17,182,875) - 99.28%		19,637,894
Other Assets in Excess of Liabilities - 0.72%		142,033
TOTAL NET ASSETS - 100.00%		$19,779,927

Footnotes

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Foreign Issued Security
(c)	Rate shown is the 7-day yield as of July 31, 2010.

The cost basis of investments for federal income tax purposes at July 31, 2010 was as follows*:

	Cost of investments	$17,392,956
	Gross unrealized appreciation	2,977,763
	Gross unrealized depreciation	(732,825)
	Net unrealized depreciation	$2,244,938

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the
Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the
Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Measurements at July 31, 2010 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 -	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of July 31, 2010 (Unaudited):

	Level 1	Level 2	Level 3	Total
Equity Securities	$8,397,645	$183,155	$—	$8,580,800
Preferred Equity Securities	140,303	—	—	140,303
Closed-End Funds	57,074	—	—	57,074
Open-End Funds	10,242,729	—	—	10,242,729
Short-Term Securities	616,988	—	—	616,988
Total Investments in Securities	19,454,739	183,155	—	19,637,894

ActivePassive Emerging Markets Equity Fund
Schedule of Investments
July 31, 2010 (Unaudited)

		Fair
	Shares	Value
COMMON STOCKS - 55.30%
China - 55.30%
Ping An Insurance Co., of China Ltd. (a)(c) (Acquired 05/13/08, Cost $92,304)	10,500	$86,987
TOTAL COMMON STOCKS (Cost $92,304)		86,987
Total Investments (Cost $92,304) - 55.30%		86,987
Other Assets in Excess of Liabilities (b) - 44.70%		70,322
TOTAL NET ASSETS - 100.00%		$157,309

Footnotes

Percentages are stated as a percent of net assets.

(a)	Foreign Issued Security
(b)	Includes a $114,139 investment in Taiwan Dollars.
(c)	Restricted securitiy under Rule 144A of the Securities Act of 1933

The cost basis of investments for federal income tax purposes at July 31, 2010 was as follows*:

	Cost of investments	$133,139
	Gross unrealized appreciation	—
	Gross unrealized depreciation	(46,152)
	Net unrealized depreciation	$(46,152)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the
Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the
Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Measurements at July 31, 2010 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 -	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of July 31, 2010 (Unaudited):

	Level 1	Level 2	Level 3	Total
Equity Securities	$86,987	$—	$—	$86,987
Total Investments in Securities	86,987	—	—	86,987

ActivePassive Global Bond Fund
Schedule of Investments
July 31, 2010 (Unaudited)

		Fair
	Shares	Value
EXCHANGE-TRADED FUNDS - 40.68%
SPDR Barclays Capital International Treasury Bond ETF	40,815	$2,325,231
Vanguard Total Bond Market ETF	28,037	2,294,828
TOTAL EXCHANGE-TRADED FUNDS (Cost $4,446,267)		4,620,059

OPEN-END FUNDS - 56.63%
Loomis Sayles Global Bond Fund	295,387	4,820,716
Oppenheimer International Bond Fund	248,141	1,610,432
TOTAL OPEN-END FUNDS (Cost $6,200,681)		6,431,148

SHORT-TERM INVESTMENTS - 0.81%
Investment Companies - 0.81%
Fidelity Institutional Money Market Portfolio, 0.24% (a)	91,905	91,905
TOTAL SHORT-TERM INVESTMENTS (Cost $91,905)		91,905
Total Investments (Cost $10,738,853) - 98.12%		11,143,112
Other Assets in Excess of Liabilities - 1.88%		213,521
TOTAL NET ASSETS - 100.00%		$11,356,633

Footnotes

Percentages are stated as a percent of net assets.

(a)	Rate shown is the 7-day yield as of July 31, 2010.

The cost basis of investments for federal income tax purposes at July 31, 2010 was as follows*:

	Cost of investments	$10,767,846
	Gross unrealized appreciation	433,137
	Gross unrealized depreciation	(57,871)
	Net unrealized depreciation	$375,266

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the
Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the
Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Measurements at July 31, 2010 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 -	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of July 31, 2010 (Unaudited):

	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$4,620,059	$—	$—	$4,620,059
Open-End Funds	6,431,148	—	—	6,431,148
Short-Term Securities	91,905	—	—	91,905
Total Investments in Securities	11,143,112	—	—	11,143,112

ActivePassive Intermediate Taxable Bond Fund
Schedule of Investments
July 31, 2010 (Unaudited)

	Principal	Fair
	Amount	Value
ASSET BACKED SECURITIES - 2.76%
Bank of America Auto Trust, 0.910%, 10/15/2012 (b)	$55,000	$55,163
Capital Auto Receivables Asset Trust., 4.68%, 10/15/2012	35,106	35,929
Chase Issuance Trust, 0.42%, 07/15/2014	85,000	84,753
Chrysler Financial Auto Securitization, 2.82%, 01/15/2016	70,000	71,504
Daimler Chrysler Auto Trust, 4.71%, 09/08/2012	52,091	52,977
Household Automotive Trust, 5.33%, 11/17/2013	45,000	46,058
Hyundai Auto Receivables Trust., 2.03%, 08/15/2013	40,000	40,646
MBNA Master Credit Card Trust, 0.51%, 08/15/2014	40,000	39,915
Nissan Auto Lease Trust.,
2.07%, 01/15/2015	50,000	50,624
2.92%, 12/15/2011	25,000	25,305
USAA Auto Owner Trust, 1.54%, 02/18/2014 (b)	40,000	40,378
World Omni Auto Receivables Trust, 2.21%, 05/15/2015	60,000	61,475
TOTAL ASSET BACKED SECURITIES (Cost $600,829)		604,727

CORPORATE BONDS - 14.30%
Finance and Insurance - 5.38%
AMB Property LP, 7.50%, 06/30/2018	35,000	39,936
American International Group, Inc., 5.85%, 01/16/2018	20,000	19,100
Bank of America Corp.,
5.75%, 08/15/2016	30,000	31,655
7.375%, 05/15/2014	55,000	63,118
7.625%, 06/01/2019	70,000	81,945
BB&T Corp.,
3.10%, 07/28/2011	40,000	40,864
3.95%, 04/29/2016	60,000	62,331
Santander Central Hispano Issuances Ltd., 7.625%, 09/14/2010 (a)	20,000	20,139
Caterpillar Financial Services Corp., 4.85%, 12/07/2012	20,000	21,628
General Electric Capital Corp.,
5.40%, 02/15/2017	50,000	53,983
5.45%, 01/15/2013	70,000	75,695
5.625%, 09/15/2017	15,000	16,279
Goldman Sachs Group, Inc., 5.75%, 10/01/2016	45,000	49,428
HSBC Finance Corp., 5.00%, 06/30/2015	55,000	58,513
JP Morgan Chase & Co., 3.70%, 01/20/2015	70,000	73,014
MetLife, Inc.,
6.75%, 06/01/2016	25,000	28,778
6.817%, 08/15/2018	40,000	45,967
National Rural Utilities Cooperative Finance Corp., 7.25%, 03/01/2012	20,000	21,939
PNC Financial Services Group, Inc., 6.00%, 12/07/2017	35,000	38,473
Prudential Financial, Inc., 5.15%, 01/15/2013	55,000	58,444
The Charles Schwab Corp., 4.95%, 06/01/2014	55,000	60,537
UnitedHealth Group, Inc., 4.875%, 04/01/2013	25,000	26,808
Vornado Realty LP, 4.25%, 04/01/2015 (c)	45,000	45,526
Wachovia Corp., 5.75%, 06/15/2017	45,000	49,723
Wells Fargo & Co., 4.375%, 01/31/2013	90,000	95,592
		1,179,415

	Principal	Fair
	Amount	Value
Information - 2.05%
AT&T, Inc.,
5.50%, 02/01/2018	$65,000	$73,447
5.625%, 06/15/2016	65,000	74,970
Comcast Corp., 5.70%, 07/01/2019	50,000	55,989
Verizon Communications, Inc., 5.50%, 02/15/2018	85,000	95,438
Vodafone Group Plc,
5.00%, 12/16/2013 (a)	50,000	54,637
5.625%, 02/27/2017 (a)	85,000	94,132
		448,613
Manufacturing - 2.37%
The Boeing Co., 6.10%, 03/01/2011	20,000	20,621
Coca-Cola Enterprises Inc.,
5.00%, 08/15/2013	25,000	27,736
7.375%, 03/03/2014	25,000	30,057
Conagra Foods, Inc., 5.875%, 04/15/2014	40,000	45,608
ConocoPhillips, 5.625%, 10/15/2016 (a)	70,000	81,780
E.I. Du Pont De Nemours & Co., 5.875%, 01/15/2014	44,000	50,191
General Mills Inc., 6.00%, 02/15/2012	55,000	59,136
H.J. Heinz Co., 6.625%, 07/15/2011	35,000	36,788
Kraft Foods Inc., 5.625%, 11/01/2011	75,000	78,688
Valero Energy Corp., 9.375%, 03/15/2019	35,000	44,528
Wyeth, 5.50%, 02/01/2014	40,000	45,296
		520,429
Mining - 1.65%
Barrick Gold Finance Co.,
4.875%, 11/15/2014 (a)	30,000	32,803
6.125%, 09/15/2013	30,000	33,883
Bhp Billiton Ltd., 6.50%, 04/01/2019 (a)	40,000	48,732
Enterprise Products Operations LLC, 6.50%, 01/31/2019	40,000	46,249
Marathon Oil Corp., 6.50%, 02/15/2014	50,000	56,749
Occidental Petroleum Corp., 7.00%, 11/01/2013	40,000	46,949
Rio Tinto Financial USA Ltd., 8.95%, 05/01/2014 (a)	35,000	43,110
Shell International, 4.00%, 03/21/2014 (a)	50,000	53,681
		362,156
Professional, Scientific, and Technical Services - 0.29%
Electronic Data Systems Corp., 6.00%, 08/01/2013	55,000	62,530

Retail Trade - 0.69%
CVS Caremark Corp., 6.125%, 08/15/2016	35,000	40,514
Kroger Co.,
5.00%, 04/15/2013	15,000	16,247
7.50%, 01/15/2014	30,000	35,329
Safeway, Inc., 6.35%, 08/15/2017	50,000	58,819
		150,909
Transportation and Warehousing - 0.91%
Boardwalk Pipelines LLC., 5.50%, 02/01/2017	50,000	53,562
CSX Corp., 6.25%, 03/15/2018	45,000	51,955
Norfolk Southern Corp., 5.75%, 01/15/2016	40,000	45,669
Vale Overseas Ltd., 5.625%, 09/15/2019 (a)	45,000	49,124
		200,310

	Principal	Fair
	Amount	Value
Utilities - 0.96%
Alabama Power Co., 4.85%, 12/15/2012	$40,000	$43,413
Columbus Southern Power Co., 5.50%, 03/01/2013	25,000	27,383
Dominion Resources Inc., 5.00%, 03/15/2013	45,000	49,022
Peco Energy Co., 4.75%, 10/01/2012	45,000	48,414
Sempra Energy, 6.50%, 06/01/2016	35,000	41,047
		209,279
TOTAL CORPORATE BONDS (Cost $2,992,871)		3,133,641

FOREIGN GOVERNMENT AGENCY ISSUES - 0.20%
European Investment Bank, 4.25%, 07/15/2013 (a)	40,000	43,705
TOTAL FOREIGN GOVERNMENT AGENCY ISSUES (Cost $42,100)		43,705

US GOVERNMENT AGENCY ISSUES - 8.31%
FAMCA, 6.71%, 07/28/2014	20,000	24,129
FHLB, 3.625%, 09/16/2011	200,000	207,537
FHLB, 5.00%, 11/17/2017	215,000	250,190
FHLMC, Pool 1G0731, 5.379%, 02/01/2036 (b)	15,506	16,313
FNCL, 5.50%, 08/15/2038	35,000	37,718
FNMA, 1.50%, 06/26/2013	700,000	711,406
FNMA, 2.625%, 11/20/2014	335,000	351,874
FNMA, Pool 888763, 5.075%, 10/01/2037 (b)	44,725	47,102
FNMA, Pool AA0281, 5.50%, 04/01/2039	31,573	34,059
FNMA, Pool 913253, 5.865%, 03/01/2037 (b)	68,517	72,929
FNMA, Pool 899717, 6.00%, 09/01/2037	45,234	49,214
GNMA, Pool 781468, 6.50%, 07/15/2032	7,488	8,405
GNMA, Pool 781159, 7.50%, 04/15/2030	5,510	6,357
GNMA, Pool 543435, 7.50%, 11/15/2030	428	494
GNMA, Pool 781187, 8.00%, 06/15/2030	1,648	1,939
TOTAL US GOVERNMENT AGENCY ISSUES (Cost $1,757,218)		1,819,666

U.S. TREASURY OBLIGATIONS - 18.47%
U.S. Treasury Note - 18.47%
1.00%, 12/31/2011	520,000	524,449
1.00%, 07/15/2013	15,000	15,079
1.375%, 02/15/2013	830,000	844,006
1.75%, 11/15/2011	75,000	76,345
2.25%, 01/31/2015	520,000	538,891
2.75%, 02/28/2013	255,000	268,766
2.75%, 02/15/2019	1,045,000	1,052,347
3.00%, 08/31/2016	600,000	632,813
3.50%, 05/15/2020	90,000	94,529
		4,047,225
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,924,972)		4,047,225

	Shares
EXCHANGE-TRADED FUNDS - 52.78%
Vanguard Total Bond Market ETF	141,297	11,565,159
TOTAL EXCHANGE-TRADED FUNDS (Cost $11,055,099)		11,565,159

SHORT-TERM INVESTMENTS - 1.96%
Investment Companies - 1.96%
Fidelity Institutional Money Market Portfolio, 0.24% (c)	430,252	430,252
TOTAL SHORT-TERM INVESTMENTS (Cost $430,252)		430,252
Total Investments (Cost $20,803,341) - 98.78%		21,644,375
Other Assets in Excess of Liabilities - 1.22%		266,217
TOTAL NET ASSETS - 100.00%		$21,910,592

Footnotes

Percentages are stated as a percent of net assets.
FAMCA	Federal Agricultural Mortgage Corp.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNCL	Fannie Mae
FNMA	Federal National Mortgage Assoc.
GNMA	Government National Mortgage Assoc.
(a)	Foreign Issued Security
(b)	Variable rate securities, the coupon rate shown is the effective interest rate as of July 31, 2010.
(c)	Rate shown is the 7-day yield as of July 31, 2010.

The cost basis of investments for federal income tax purposes at July 31, 2010 was as follows*:

	Cost of investments	$20,806,455
	Gross unrealized appreciation	842,405
	Gross unrealized depreciation	(4,485)
	Net unrealized depreciation	$837,920

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the
Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the
Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Measurements at July 31, 2010 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 -	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of July 31, 2010 (Unaudited):

	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$604,727	$—	$604,727
Corporate Bond Securities	—	3,133,641	—	3,133,641
Exchange-Traded Funds	11,565,159	—	—	11,565,159
Foreign Government Agency Issues	—	43,705	—	43,705
U.S. Government Agency Issues	—	1,819,666	—	1,819,666
U.S. Treasury Obligations	—	4,047,225	—	4,047,225
Short-Term Securities	430,252	—	—	430,252
Total Investments in Securities	11,995,411	9,648,964	—	21,644,375

ActivePassive Intermediate Municipal Bond Fund
Schedule of Investments
July 31, 2010 (Unaudited)

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS - 52.64%
Arizona - 1.02%
City of Phoenix Civic Improvement Corporation, 5.50%, 07/01/2018	$125,000	$150,958

California - 10.38%
California Health Facilities Financing Authority, 5.50%, 07/01/2025	200,000	208,312
San Francisco Bay Area Toll Authority, 5.00%, 04/01/2021	250,000	277,482
State of California Department of Water Resources,
5.00%, 05/01/2018	100,000	117,186
5.00%, 05/01/2021	150,000	172,708
State of California Economic Recovery, 5.00%, 07/01/2020	150,000	170,530
State of California Various Purpose,
5.00%, 03/01/2026	300,000	308,355
5.25%, 04/01/2022	100,000	109,526
The Regents of the University of California Limited Project, 5.00%, 05/15/2021	150,000	165,974
		1,530,073
Colorado - 0.73%
Colorado Regional Transportation Disctrict, 5.00%, 12/01/2021	100,000	108,136

Connecticut - 2.05%
State of Connecticut Health & Education Facilities Authority, 5.50%, 11/01/2016	250,000	302,400

Florida - 3.19%
Florida State Turnpike Authority, 5.00%, 07/01/2020	150,000	162,289
State of Florida Board of Education, 5.00%, 06/01/2022	125,000	136,699
State of Florida Department of Transportation, 5.25%, 07/01/2015	150,000	171,087
		470,075
Georgia - 1.00%
Metropolitan Atlanta Rapid Transit Authority, 5.00%, 07/01/2017	125,000	146,790

Illinois - 2.47%
State of Illinois, Build Illinois, 5.00%, 06/15/2022	200,000	217,752
University of Illinois, 5.50%, 04/01/2019	125,000	145,661
		363,413
Iowa - 0.59%
State of Iowa IJOBS Program, 5.00%, 06/01/2016	75,000	87,536

Massachusetts - 4.13%
Massachusetts Bay Transportation Authority, 5.00%, 07/01/2024	400,000	469,960
Massachusetts Water Pollution Abatement Trust, 5.00%, 08/01/2018	125,000	138,120
		608,080
Michigan - 2.60%
Michigan State Hospital Finance Authority, 5.00%, 11/15/2021	200,000	220,090
Michigan State Trunk Line Fund, 5.00%, 09/01/2019	150,000	162,918
		383,008

	Principal	Fair
	Amount	Value
New Jersey - 1.14%
New Jersey Economic Development Authority, 5.00%, 03/01/2017	$150,000	$168,635

New York - 7.44%
City of New York General Obligation, 5.00%, 08/01/2022	400,000	450,544
New York City Transitional Finance Authority, 5.00%, 08/01/2020	125,000	142,886
New York State Metropolitan Transportation Authority, 5.25%, 11/15/2024	200,000	221,664
New York State Thruway Authority,
5.00%, 04/01/2017	100,000	115,321
5.00%, 03/15/2021	150,000	166,782
		1,097,197
North Carolina - 1.36%
North Carolina Eastern Municipal Power Agency, 5.25%, 01/01/2020	50,000	55,700
State of North Carolina Capital Improvement, 5.00%, 05/01/2021	125,000	145,031
		200,731
Ohio - 2.79%
State of Ohio General Obligation, 5.00%, 08/01/2017	350,000	411,698

Oklahoma - 1.57%
Oklahoma Water Resources Board, 5.00%, 04/01/2022	200,000	231,284

Oregon - 2.82%
State of Oregon Department of Administrative Services, 5.00%, 04/01/2019	350,000	415,037

Texas - 3.87%
City of Houston Texas Combined Utility System,
5.25%, 05/15/2015	150,000	170,832
5.25%, 05/15/2017	100,000	116,575
Texas Transportation Commission State Highway, 5.00%, 04/01/2018	100,000	115,220
University of Texas System Board of Regents 5.00%, 08/15/2022	150,000	167,670
		570,297
Utah - 1.10%
Intermountain Power Agency of Utah, 5.25%, 07/01/2020	150,000	162,113

Washington - 2.39%
Energy Northwest,
5.00%, 07/01/2016	125,000	146,405
5.50%, 07/01/2017	185,000	206,203
		352,608
TOTAL MUNICIPAL BONDS (Cost $7,375,437)		7,760,069

	Shares
EXCHANGE-TRADED FUNDS - 45.49%
iShares S&P National Municipal Bond Fund	31,828	3,345,123
SPDR Barclays Capital Municipal Bond ETF	144,794	3,360,669
TOTAL EXCHANGE-TRADED FUNDS (Cost $6,404,044)		6,705,792

SHORT-TERM INVESTMENTS - 1.08%
Investment Companies - 1.08%
Fidelity Institutional Tax-Exempt Portfolio, 0.10% (a)	158,998	158,998
TOTAL SHORT-TERM INVESTMENTS (Cost $158,998)		158,998
Total Investments (Cost $13,938,479) - 99.21%		14,624,859
Other Assets in Excess of Liabilities - 0.79%		116,722
TOTAL NET ASSETS - 100.00%		$14,741,581

Footnotes

Percentages are stated as a percent of net assets.

(a)	Rate shown is the 7-day yield as of July 31, 2010.

The cost basis of investments for federal income tax purposes at July 31, 2010 was as follows*:

	Cost of investments	$13,951,389
	Gross unrealized appreciation	686,380
	Gross unrealized depreciation	(12,910)
	Net unrealized depreciation	$673,470

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the
Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the
Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Measurements at July 31, 2010 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 -	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of July 31, 2010 (Unaudited):

	Level 1	Level 2	Level 3	Total
Municipal Bond Securities	$—	$7,760,069	$—	$7,760,069
Exchange-Traded Funds	6,705,792	—	—	6,705,792
Short-Term Securities	158,998	—	—	158,998
Total Investments in Securities	6,864,790	7,760,069	—	14,624,859

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Advisors Series Trust

By (Signature and Title)    /s/ Douglas G. Hess
Douglas G. Hess, President

Date   9/20/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Douglas G. Hess
Douglas G. Hess, President

Date   9/20/2010

By (Signature and Title)    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date   9/20/2010